Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Company's Income Tax Expense (Benefit)

stock options under GAAP. For the years shown, components of the Company’s income tax expense (benefit) were as follows:

	Year Ended December 31,
	2014	2013	2012
	(in thousands)
Current:
Federal	$3,412	$—	$—
State	—	—	—

Net current income tax (benefit) expense	3,412	—	—

Deferred:
Federal	(13,477)	(18,076)	(1,128)
State	(1,488)	1,010	(718)
Valuation allowance	15,037	17,073	1,745

Net deferred income tax expense (benefit)	72	7	(101)

Net income tax expense (benefit)	$3,484	$7	$(101)

Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate

The following is a reconciliation from the federal income tax rate to the Company’s effective tax rate.

	Year Ended December 31,
	2014	2013	2012
Expected federal income tax benefit/expense at statutory rate	35%	35%	35%
Increase (decrease) resulting from:
Research and development credits	2	4	—
Stock-based compensation	(1)	(1)	(15)
State income tax expense, net of federal benefit	3	4	2
Change in state rates	—	(6)	—
Change in unrecognized tax benefit reserves	1	—	—
Change in valuation allowance	(52)	(37)	(25)
Other	—	—	4

	(12)%	(1)%	1%

Components of the Company's Deferred Tax Assets (Liabilities)

As of the respective dates shown, significant components of the Company’s deferred tax assets (liabilities) were as follows:

	December 31,
	2014	2013
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$94,756	$81,183
Research and development tax credit	12,739	12,044
Stock-based compensation	7,317	6,498
Patents	1,500	1,641
Collaboration revenue	—	—
Other	26	36

Total gross deferred tax assets	116,338	101,402
Valuation allowance	(116,237)	(101,211)

Net deferred tax asset	101	191
Deferred tax liabilities
Equipment and other	(101)	(191)

Net deferred tax asset	$—	$—

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

in interim periods and disclosures. A reconciliation of beginning and ending unrecognized tax benefits is as follows (in thousands).

Balance at January 1, 2012	$1,474
Additions (decreases) based on tax positions related to current and prior years	—

Balance at December 31, 2012	1,474
Additions (decreases) based on tax positions related to current and prior years	2

Balance at December 31, 2013	1,476
Additions (decreases) based on tax positions related to current and prior years	(159)

Balance at December 31, 2014	$1,317